CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,006,536	$ 3,038,827
Restricted cash	31,813	9,129
Notes receivable	55,153	116,358
Short-term investments	9,619	0
Prepaid expenses and other current assets	280,876	224,645
Advances to suppliers	10,401	14,314
Inventories	149,939	173,271
Fixed term deposit within one year	$ 1,087,210	0
Amounts due from related parties- short-term portion		$ 34
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 2,631,547	$ 3,576,578
Property, plant and equipment, net	3,499,210	3,626,423
Prepaid land use rights, net	152,869	150,358
Deferred tax assets	84,596	3,422
Amounts due from related parties- long-term portion	$ 545	$ 25,033
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Fixed term deposit over one year	$ 27,636	$ 27,584
Other non-current assets	21,840	17,468
TOTAL ASSETS	6,418,243	7,426,866
Current liabilities:
Accounts payable	26,448	92,879
Notes payable	6,822	0
Advances from customers - short-term portion	37,192	148,984
Payables for purchases of property, plant and equipment	406,743	421,024
Accrued expenses and other current liabilities	33,309	73,082
Amounts due to related parties - short-term portion	$ 10,210	$ 10,656
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Income tax payable	$ 511	$ 89,804
Total current liabilities	521,235	836,429
Advances from customers - long-term portion	21,484	113,857
Deferred government subsidies	17,114	18,146
Deferred tax liabilities	544	10,150
Total liabilities	560,377	978,582
Commitments and contingencies (Note 13)
Ordinary shares
$0.0001 par value 500,000,000 shares authorized as of December 31, 2023 and 2024; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024	42	41
Additional paid-in capital	2,408,799	2,340,084
Retained earnings	2,983,173	3,328,388
Accumulated other comprehensive loss	(413,210)	(293,997)
Treasury shares, at cost (86,817,030 shares as of December 31, 2023; 87,761,530 shares as of December 31, 2024)	(617,612)	(612,609)
Total Daqo New Energy Corp. shareholders' equity	4,361,192	4,761,907
Non-controlling interest	1,496,674	1,686,377
Total shareholders' equity	5,857,866	6,448,284
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,418,243	$ 7,426,866